OTHER LONG TERM ASSETS (Schedule of Long-Term Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Collateral deposits on swap agreements	$ 8,770	$ 10,368
Value of acquired charter-out contracts, net	4,712	7,607
Other	0	566
Total other long-term assets	$ 13,482	$ 18,541